Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded investment
Recorded investment, with a specific allowance	1,511	1,547
Recorded investment, without specific allowance	218	171
Recorded investment	1,729	1,718
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,430	1,483
Unpaid principal balance, without specific allowance	221	171
Unpaid principal balance	1,651	1,654
Associated specific allowance	696	650
Average recorded investment
Average recorded investment, with a specific allowance	1,447	1,664
Average recorded investment, without specific allowance	325	359
Average recorded investment	1,772	2,023
Interest income recognized
Interest income recognized, with a specific allowance	10	12
Interest income recognized, without specific allowance	3	6
Interest income recognized	13	18
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	8	8
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	11	13
Consumer
Recorded investment
Recorded investment, with a specific allowance	576	605
Recorded investment, without specific allowance	85	60
Recorded investment	661	665
Unpaid principal balance
Unpaid principal balance, with a specific allowance	543	577
Unpaid principal balance, without specific allowance	86	60
Unpaid principal balance	629	637
Associated specific allowance	239	222
Average recorded investment
Average recorded investment, with a specific allowance	562	580
Average recorded investment, without specific allowance	89	117
Average recorded investment	651	697
Interest income recognized
Interest income recognized, with a specific allowance	5	4
Interest income recognized, without specific allowance	0	0
Interest income recognized	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	1
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	4	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	206	217
Recorded investment, without specific allowance	33	46
Unpaid principal balance
Unpaid principal balance, with a specific allowance	197	206
Unpaid principal balance, without specific allowance	33	46
Associated specific allowance	32	41
Average recorded investment
Average recorded investment, with a specific allowance	217	222
Average recorded investment, without specific allowance	40	94
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	68	85
Recorded investment, without specific allowance	27	1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	66	83
Unpaid principal balance, without specific allowance	28	1
Associated specific allowance	53	50
Average recorded investment
Average recorded investment, with a specific allowance	68	82
Average recorded investment, without specific allowance	8	4
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	302	303
Recorded investment, without specific allowance	25	13
Unpaid principal balance
Unpaid principal balance, with a specific allowance	280	288
Unpaid principal balance, without specific allowance	25	13
Associated specific allowance	154	131
Average recorded investment
Average recorded investment, with a specific allowance	277	276
Average recorded investment, without specific allowance	41	19
Interest income recognized
Interest income recognized, with a specific allowance	3	2
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	1
Interest income recognized on a cash basis, without specific allowance	0	0
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	935	942
Recorded investment, without specific allowance	133	111
Recorded investment	1,068	1,053
Unpaid principal balance
Unpaid principal balance, with a specific allowance	887	906
Unpaid principal balance, without specific allowance	135	111
Unpaid principal balance	1,022	1,017
Associated specific allowance	457	428
Average recorded investment
Average recorded investment, with a specific allowance	885	1,084
Average recorded investment, without specific allowance	236	242
Average recorded investment	1,121	1,326
Interest income recognized
Interest income recognized, with a specific allowance	5	8
Interest income recognized, without specific allowance	3	6
Interest income recognized	8	14
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	7
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	7	12
Real estate.
Recorded investment
Recorded investment, with a specific allowance	63	46
Recorded investment, without specific allowance	3	15
Unpaid principal balance
Unpaid principal balance, with a specific allowance	55	38
Unpaid principal balance, without specific allowance	3	15
Associated specific allowance	22	20
Average recorded investment
Average recorded investment, with a specific allowance	58	47
Average recorded investment, without specific allowance	13	74
Interest income recognized
Interest income recognized, with a specific allowance	0	1
Interest income recognized, without specific allowance	0	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1
Interest income recognized on a cash basis, without specific allowance	0	5
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	715	734
Recorded investment, without specific allowance	126	80
Unpaid principal balance
Unpaid principal balance, with a specific allowance	677	709
Unpaid principal balance, without specific allowance	128	80
Associated specific allowance	342	318
Average recorded investment
Average recorded investment, with a specific allowance	620	871
Average recorded investment, without specific allowance	215	149
Interest income recognized
Interest income recognized, with a specific allowance	3	7
Interest income recognized, without specific allowance	3	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	6
Interest income recognized on a cash basis, without specific allowance	3	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	157	156
Recorded investment, without specific allowance	4	16
Unpaid principal balance
Unpaid principal balance, with a specific allowance	155	154
Unpaid principal balance, without specific allowance	4	16
Associated specific allowance	93	84
Average recorded investment
Average recorded investment, with a specific allowance	201	160
Average recorded investment, without specific allowance	8	19
Interest income recognized
Interest income recognized, with a specific allowance	2	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0
Interest income recognized on a cash basis, without specific allowance	0	0
Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0	6
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0	5
Associated specific allowance	0	6
Average recorded investment
Average recorded investment, with a specific allowance	6	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Bank
Recorded investment
Recorded investment, with a specific allowance	1,188	1,228
Recorded investment, without specific allowance	210	144
Recorded investment	1,398	1,372
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,132	1,183
Unpaid principal balance, without specific allowance	211	144
Unpaid principal balance	1,343	1,327
Associated specific allowance	532	517
Average recorded investment
Average recorded investment, with a specific allowance	1,133	1,352
Average recorded investment, without specific allowance	295	314
Average recorded investment	1,428	1,666
Interest income recognized
Interest income recognized, with a specific allowance	10	11
Interest income recognized, without specific allowance	3	5
Interest income recognized	13	16
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	8	9
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	11	14
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	346	378
Recorded investment, without specific allowance	76	47
Recorded investment	422	425
Unpaid principal balance
Unpaid principal balance, with a specific allowance	332	366
Unpaid principal balance, without specific allowance	76	47
Unpaid principal balance	408	413
Associated specific allowance	116	130
Average recorded investment
Average recorded investment, with a specific allowance	337	359
Average recorded investment, without specific allowance	76	91
Average recorded investment	413	450
Interest income recognized
Interest income recognized, with a specific allowance	5	4
Interest income recognized, without specific allowance	0	0
Interest income recognized	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	3
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	4	3
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	149	141
Recorded investment, without specific allowance	24	33
Unpaid principal balance
Unpaid principal balance, with a specific allowance	141	133
Unpaid principal balance, without specific allowance	24	33
Associated specific allowance	16	19
Average recorded investment
Average recorded investment, with a specific allowance	152	142
Average recorded investment, without specific allowance	27	68
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	68	85
Recorded investment, without specific allowance	27	1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	66	82
Unpaid principal balance, without specific allowance	27	1
Associated specific allowance	53	50
Average recorded investment
Average recorded investment, with a specific allowance	68	82
Average recorded investment, without specific allowance	8	4
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	129	152
Recorded investment, without specific allowance	25	13
Unpaid principal balance
Unpaid principal balance, with a specific allowance	125	151
Unpaid principal balance, without specific allowance	25	13
Associated specific allowance	47	61
Average recorded investment
Average recorded investment, with a specific allowance	117	135
Average recorded investment, without specific allowance	41	19
Interest income recognized
Interest income recognized, with a specific allowance	3	2
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	2
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	842	850
Recorded investment, without specific allowance	134	97
Recorded investment	976	947
Unpaid principal balance
Unpaid principal balance, with a specific allowance	800	817
Unpaid principal balance, without specific allowance	135	97
Unpaid principal balance	935	914
Associated specific allowance	416	387
Average recorded investment
Average recorded investment, with a specific allowance	796	993
Average recorded investment, without specific allowance	219	223
Average recorded investment	1,015	1,216
Interest income recognized
Interest income recognized, with a specific allowance	5	7
Interest income recognized, without specific allowance	3	5
Interest income recognized	8	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	6
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	7	11
Bank | Real estate.
Recorded investment
Recorded investment, with a specific allowance	58	27
Recorded investment, without specific allowance	3	14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	54	22
Unpaid principal balance, without specific allowance	3	14
Associated specific allowance	18	16
Average recorded investment
Average recorded investment, with a specific allowance	43	28
Average recorded investment, without specific allowance	12	74
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	5
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	627	675
Recorded investment, without specific allowance	127	67
Unpaid principal balance
Unpaid principal balance, with a specific allowance	592	650
Unpaid principal balance, without specific allowance	128	67
Associated specific allowance	306	282
Average recorded investment
Average recorded investment, with a specific allowance	556	812
Average recorded investment, without specific allowance	199	130
Interest income recognized
Interest income recognized, with a specific allowance	3	7
Interest income recognized, without specific allowance	3	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	6
Interest income recognized on a cash basis, without specific allowance	3	0
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	157	142
Recorded investment, without specific allowance	4	16
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154	141
Unpaid principal balance, without specific allowance	4	16
Associated specific allowance	92	83
Average recorded investment
Average recorded investment, with a specific allowance	191	147
Average recorded investment, without specific allowance	8	19
Interest income recognized
Interest income recognized, with a specific allowance	2	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0	6
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0	4
Associated specific allowance	0	6
Average recorded investment
Average recorded investment, with a specific allowance	6	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0